Income Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

For the six months ended September 30, 2025 and 2024, income tax expenses consisted of the following:

For the six months ended September 30,
	2025 (Unaudited)	2024 (Unaudited)
Current income tax provision	$-	$-
Deferred income tax provision	-	-
Total income tax expense	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities	Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	September 30, 2025 (Unaudited)	March 31, 2025
Tax loss carry forward	$936,225	$901,032
Credit loss provision for doubtful account - accounts receivable	301,754	312,366
Credit loss provision for doubtful account – prepayment, receivable and other current assets	71,333	69,979
Impairment provision for inventory	8,626	8,462
Impairment provision for long-term deposit	152,970	150,068
Valuation allowance for deferred tax assets	(1,470,908)	(1,441,907)
Total	$-	$-